Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Company’s general practice is to grant equity awards on a predetermined schedule. The Compensation Committee reviews annual LTI equity awards at its first quarterly meeting of any new fiscal year and approves the value and amount of the equity compensation (RSUs, PSUs and stock options) to be awarded to executive officers. The grant of approved equity awards occurs shortly after such committee meeting is held. In certain circumstances, including the hiring or promotion of senior management, the Compensation Committee may approve grants to be effective at other times. When determining the timing and terms of equity awards, the Compensation Committee does not take any material non-public information into account. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted during the first quarter of the new fiscal year to provide incentive to the executives to deliver on the Company’s strategic objectives for the new fiscal year. Further, the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s general practice is to grant equity awards on a predetermined schedule. The Compensation Committee reviews annual LTI equity awards at its first quarterly meeting of any new fiscal year and approves the value and amount of the equity compensation (RSUs, PSUs and stock options) to be awarded to executive officers. The grant of approved equity awards occurs shortly after such committee meeting is held. In certain circumstances, including the hiring or promotion of senior management, the Compensation Committee may approve grants to be effective at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	When determining the timing and terms of equity awards, the Compensation Committee does not take any material non-public information into account. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted during the first quarter of the new fiscal year to provide incentive to the executives to deliver on the Company’s strategic objectives for the new fiscal year. Further, the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false